Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information
Entity Registrant Name	HEMISPHERE MEDIA GROUP, INC.
Entity Central Index Key	0001567345
Document Type	S-3
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company